SCHEDULE OF COMPONENTS OF INCOME TAX EXPENSE (BENEFIT) (Details) - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Income Tax Disclosure [Abstract]
Current income tax provision	$ 1,119,776	$ 25,423	$ 614,622
Deferred income tax provision (benefit)	(478,316)	139,114	(234,326)
Provision for income taxes	$ 641,460	$ 164,537	$ 380,296